UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
1000 Value Index Fund

October 31, 2014

1.967969.100

XS6-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.4%
Gentex Corp.	10,828	$ 354,509
Johnson Controls, Inc.	89,131	4,211,440
Lear Corp.	2,921	270,193
TRW Automotive Holdings Corp. (a)	20,078	2,034,905
Visteon Corp. (a)	8,743	820,968
		7,692,015
Automobiles - 1.0%
Ford Motor Co.	710,792	10,015,059
General Motors Co.	293,455	9,214,487
		19,229,546
Distributors - 0.0%
Genuine Parts Co.	1,775	172,317
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	17,502	501,607
DeVry, Inc.	11,465	555,021
Graham Holdings Co.	803	629,231
Service Corp. International	8,573	187,492
ServiceMaster Global Holdings, Inc.	2,049	49,135
		1,922,486
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	572	15,965
Carnival Corp. unit	78,018	3,132,423
Choice Hotels International, Inc.	5,856	313,296
Darden Restaurants, Inc. (d)	24,063	1,245,982
Hyatt Hotels Corp. Class A (a)	7,077	419,100
International Game Technology	44,902	735,944
Marriott International, Inc. Class A	5,040	381,780
MGM Mirage, Inc. (a)	62,025	1,442,081
Norwegian Cruise Line Holdings Ltd. (a)	1,177	45,903
Royal Caribbean Cruises Ltd.	30,181	2,051,403
Starwood Hotels & Resorts Worldwide, Inc.	19,233	1,474,402
Wendy's Co.	49,645	398,153
		11,656,432
Household Durables - 0.7%
D.R. Horton, Inc.	53,099	1,210,126
Garmin Ltd. (d)	23,554	1,306,776
GoPro, Inc. Class A (d)	1,289	99,382
Jarden Corp. (a)	16,167	1,052,310
Leggett & Platt, Inc.	12,668	498,866
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	31,580	$ 1,360,466
Mohawk Industries, Inc. (a)	11,139	1,582,184
Newell Rubbermaid, Inc.	20,334	677,732
PulteGroup, Inc.	68,368	1,311,982
Taylor Morrison Home Corp. (a)	5,861	101,044
Toll Brothers, Inc. (a)	33,444	1,068,536
Whirlpool Corp.	12,809	2,203,788
		12,473,192
Internet & Catalog Retail - 0.1%
HomeAway, Inc. (a)	1,266	44,183
Liberty Interactive Corp. Series A (a)	44,626	1,166,524
		1,210,707
Leisure Products - 0.1%
Hasbro, Inc.	3,280	188,698
Mattel, Inc.	39,385	1,223,692
		1,412,390
Media - 1.8%
CBS Corp. Class B	8,886	481,799
Clear Channel Outdoor Holding, Inc. Class A	4,088	29,679
Comcast Corp. Class A	39,988	2,213,336
DISH Network Corp. Class A (a)	10,281	654,386
DreamWorks Animation SKG, Inc. Class A (a)(d)	13,502	300,825
Gannett Co., Inc.	41,258	1,299,627
John Wiley & Sons, Inc. Class A	7,963	464,960
Liberty Media Corp.:
Class A (a)	17,774	853,507
Class C (a)	34,593	1,658,042
Live Nation Entertainment, Inc. (a)	12,836	333,736
News Corp. Class A (a)	90,330	1,398,308
Regal Entertainment Group Class A (d)	11,138	246,707
Starz Series A (a)	2,078	64,210
The Madison Square Garden Co. Class A (a)	11,245	851,921
The Walt Disney Co.	51,546	4,710,273
Thomson Reuters Corp.	64,579	2,402,553
Time Warner, Inc.	161,348	12,822,326
Twenty-First Century Fox, Inc. Class A	91,828	3,166,229
		33,952,424
Multiline Retail - 0.6%
Big Lots, Inc.	7,382	336,988
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc. Class A (d)	1,489	$ 157,477
Dollar General Corp. (a)	13,471	844,228
Family Dollar Stores, Inc.	984	77,037
JC Penney Corp., Inc. (a)(d)	55,034	418,809
Kohl's Corp.	36,422	1,974,801
Macy's, Inc.	15,009	867,820
Sears Holdings Corp. (a)(d)	1,059	36,980
Target Corp.	104,476	6,458,706
		11,172,846
Specialty Retail - 0.7%
Aarons, Inc. Class A	9,550	236,458
Abercrombie & Fitch Co. Class A (d)	11,248	376,583
Ascena Retail Group, Inc. (a)	23,491	292,463
Bed Bath & Beyond, Inc. (a)(d)	21,426	1,442,827
Best Buy Co., Inc.	36,617	1,250,104
Cabela's, Inc. Class A (a)(d)	7,984	383,392
CarMax, Inc. (a)(d)	12,489	698,260
Chico's FAS, Inc.	15,495	233,665
CST Brands, Inc.	2,007	76,768
Dick's Sporting Goods, Inc.	14,419	654,190
DSW, Inc. Class A	13,563	402,143
Foot Locker, Inc.	22,702	1,271,539
GameStop Corp. Class A (d)	19,768	845,280
L Brands, Inc.	28,992	2,090,903
Michaels Companies, Inc.	1,015	18,554
Murphy U.S.A., Inc. (a)	4,517	258,824
Penske Automotive Group, Inc.	4,278	193,537
Sally Beauty Holdings, Inc. (a)	7,571	221,906
Signet Jewelers Ltd.	4,555	546,646
Staples, Inc. (d)	117,536	1,490,356
Urban Outfitters, Inc. (a)	5,371	163,064
		13,147,462
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	1,842	210,633
Ralph Lauren Corp.	2,841	468,310
		678,943
TOTAL CONSUMER DISCRETIONARY		114,720,760
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,970	$ 180,334
Molson Coors Brewing Co. Class B	24,707	1,837,707
		2,018,041
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	4,650	620,171
CVS Health Corp.	183,615	15,756,003
Rite Aid Corp. (a)	58,296	306,054
Safeway, Inc.	41,792	1,456,869
Sysco Corp.	67,515	2,602,028
Wal-Mart Stores, Inc.	261,496	19,944,300
Walgreen Co.	43,007	2,761,910
Whole Foods Market, Inc.	37,753	1,484,825
		44,932,160
Food Products - 1.5%
Archer Daniels Midland Co.	108,217	5,086,199
Bunge Ltd.	26,753	2,371,653
Campbell Soup Co.	10,509	464,183
ConAgra Foods, Inc.	76,564	2,629,973
Ingredion, Inc.	11,526	890,384
Kellogg Co.	4,081	261,021
Mondelez International, Inc.	309,595	10,916,320
Pilgrims Pride Corp. (a)(d)	9,919	281,799
Pinnacle Foods, Inc.	9,826	332,119
The Hain Celestial Group, Inc. (a)	760	82,270
The J.M. Smucker Co.	19,358	2,013,232
Tyson Foods, Inc. Class A	49,357	1,991,555
		27,320,708
Household Products - 2.4%
Clorox Co.	3,970	395,015
Colgate-Palmolive Co.	17,519	1,171,671
Energizer Holdings, Inc.	11,213	1,375,274
Kimberly-Clark Corp.	11,727	1,340,044
Procter & Gamble Co.	466,517	40,712,939
		44,994,943
Personal Products - 0.0%
Avon Products, Inc.	46,438	482,955
Coty, Inc. Class A	2,693	44,704
		527,659
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	19,480	$ 941,663
Philip Morris International, Inc.	119,037	10,595,483
Reynolds American, Inc.	13,779	866,837
		12,403,983
TOTAL CONSUMER STAPLES		132,197,494
ENERGY - 12.1%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	9,077	368,980
Baker Hughes, Inc.	73,599	3,897,803
Cameron International Corp. (a)	13,419	799,101
Diamond Offshore Drilling, Inc. (d)	12,100	456,291
Frank's International NV (d)	5,386	92,801
Helmerich & Payne, Inc.	5,634	489,144
Nabors Industries Ltd.	48,793	870,955
National Oilwell Varco, Inc.	71,917	5,224,051
Oil States International, Inc. (a)	8,476	506,356
Patterson-UTI Energy, Inc.	12,758	293,817
Rowan Companies PLC	22,687	550,613
Seadrill Ltd.	45,175	1,039,025
Seventy Seven Energy, Inc. (a)	5,230	68,356
Superior Energy Services, Inc.	26,645	670,122
Tidewater, Inc. (d)	8,979	331,056
Unit Corp. (a)	9,113	441,251
		16,099,722
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	85,702	7,865,730
Apache Corp.	70,754	5,462,209
Chesapeake Energy Corp.	73,732	1,635,376
Chevron Corp.	348,032	41,746,438
Cimarex Energy Co.	13,903	1,580,354
Cobalt International Energy, Inc. (a)	5,833	68,304
ConocoPhillips Co.	224,726	16,213,981
CONSOL Energy, Inc.	41,798	1,538,166
CVR Energy, Inc. (d)	1,660	80,643
Denbury Resources, Inc. (d)	64,039	794,084
Devon Energy Corp.	75,107	4,506,420
Energen Corp.	13,245	896,687
EP Energy Corp. (d)	5,966	87,104
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	2,575	$ 242,153
Exxon Mobil Corp.	785,163	75,933,100
Golar LNG Ltd. (d)	9,227	517,727
Gulfport Energy Corp. (a)	2,946	147,830
Hess Corp.	51,133	4,336,590
HollyFrontier Corp.	29,507	1,339,028
Kinder Morgan Holding Co. LLC	87,195	3,374,447
Laredo Petroleum Holdings, Inc. (a)(d)	1,696	32,156
Marathon Oil Corp.	124,466	4,406,096
Marathon Petroleum Corp.	11,653	1,059,258
Memorial Resource Development Corp.	3,718	100,721
Murphy Oil Corp.	32,612	1,741,155
Newfield Exploration Co. (a)	24,792	808,467
Noble Energy, Inc.	18,829	1,085,115
Occidental Petroleum Corp.	143,727	12,781,642
ONEOK, Inc.	17,772	1,047,482
PBF Energy, Inc. Class A	8,559	223,133
Peabody Energy Corp.	49,364	514,867
Phillips 66 Co.	61,131	4,798,784
QEP Resources, Inc.	28,619	717,478
Rice Energy, Inc.	626	16,545
SandRidge Energy, Inc. (a)(d)	89,261	348,118
Spectra Energy Corp.	122,855	4,807,316
Teekay Corp.	4,445	259,855
Tesoro Corp.	13,404	957,180
Ultra Petroleum Corp. (a)(d)	19,383	441,932
Valero Energy Corp.	74,380	3,725,694
Whiting Petroleum Corp. (a)	19,397	1,187,872
World Fuel Services Corp.	10,124	417,514
WPX Energy, Inc. (a)	36,778	703,195
		210,547,946
TOTAL ENERGY		226,647,668
FINANCIALS - 29.2%
Banks - 11.2%
Associated Banc-Corp.	31,106	584,793
Bank of America Corp.	1,922,947	32,997,771
Bank of Hawaii Corp.	8,022	469,688
BankUnited, Inc.	19,574	585,263
BB&T Corp.	131,437	4,978,834
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BOK Financial Corp.	4,913	$ 336,835
CIT Group, Inc.	35,165	1,720,623
Citigroup, Inc.	555,395	29,730,294
City National Corp.	8,594	676,434
Comerica, Inc.	33,051	1,577,855
Commerce Bancshares, Inc. (d)	15,657	708,636
Cullen/Frost Bankers, Inc.	10,316	833,636
East West Bancorp, Inc.	26,225	964,031
Fifth Third Bancorp	155,993	3,118,300
First Horizon National Corp.	45,985	591,367
First Niagara Financial Group, Inc.	64,181	480,716
First Republic Bank	25,021	1,274,320
Fulton Financial Corp.	34,120	405,346
Huntington Bancshares, Inc.	150,719	1,493,625
JPMorgan Chase & Co.	691,830	41,841,878
KeyCorp	163,678	2,160,550
M&T Bank Corp.	23,914	2,921,813
PacWest Bancorp	18,564	791,940
PNC Financial Services Group, Inc.	97,457	8,419,310
Popular, Inc. (a)	18,683	595,614
Regions Financial Corp.	254,394	2,526,132
Signature Bank (a)	687	83,216
SunTrust Banks, Inc.	97,909	3,832,158
SVB Financial Group (a)	8,381	938,588
Synovus Financial Corp.	25,094	636,384
TCF Financial Corp.	30,086	464,829
U.S. Bancorp	313,736	13,365,154
Wells Fargo & Co.	872,458	46,318,795
Zions Bancorporation (d)	36,905	1,069,138
		209,493,866
Capital Markets - 3.3%
Ameriprise Financial, Inc.	22,423	2,829,110
Bank of New York Mellon Corp.	208,729	8,081,987
BlackRock, Inc. Class A	14,430	4,922,217
Charles Schwab Corp.	172,293	4,939,640
E*TRADE Financial Corp. (a)	52,469	1,170,059
Federated Investors, Inc. Class B (non-vtg.)	4,472	139,839
Franklin Resources, Inc.	13,201	734,108
Goldman Sachs Group, Inc.	81,748	15,531,303
Invesco Ltd.	67,535	2,733,141
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc.	11,397	$ 592,644
Morgan Stanley	280,731	9,811,548
Northern Trust Corp.	42,952	2,847,718
NorthStar Asset Management Group, Inc.	26,052	472,062
Raymond James Financial, Inc.	22,743	1,276,565
SEI Investments Co.	1,511	58,415
State Street Corp.	78,857	5,950,549
TD Ameritrade Holding Corp.	6,067	204,701
		62,295,606
Consumer Finance - 0.9%
Ally Financial, Inc. (a)	5,125	116,338
Capital One Financial Corp.	104,577	8,655,838
Discover Financial Services	85,549	5,456,315
Navient Corp.	76,958	1,522,229
Santander Consumer U.S.A. Holdings, Inc.	14,739	272,672
SLM Corp.	50,382	481,148
Synchrony Financial (a)	4,484	121,158
		16,625,698
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	334,586	46,895,574
CME Group, Inc.	58,581	4,909,674
Interactive Brokers Group, Inc.	9,738	251,435
IntercontinentalExchange Group, Inc.	12,063	2,512,602
Leucadia National Corp.	56,158	1,335,437
MSCI, Inc. Class A	11,891	554,834
The NASDAQ OMX Group, Inc.	21,269	920,097
Voya Financial, Inc.	26,183	1,027,683
		58,407,336
Insurance - 5.7%
ACE Ltd.	61,642	6,737,471
AFLAC, Inc.	83,165	4,967,445
Alleghany Corp. (a)	2,989	1,327,953
Allied World Assurance Co.	17,795	676,210
Allstate Corp.	79,382	5,147,923
American Financial Group, Inc.	11,865	709,883
American International Group, Inc.	264,490	14,168,729
American National Insurance Co.	1,317	150,243
Aon PLC	12,509	1,075,774
Arch Capital Group Ltd. (a)	24,390	1,373,645
Arthur J. Gallagher & Co.	1,560	74,412
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	11,814	$ 515,445
Assurant, Inc.	13,047	890,066
Assured Guaranty Ltd.	32,433	748,554
Axis Capital Holdings Ltd.	19,613	944,170
Brown & Brown, Inc.	20,745	660,936
Cincinnati Financial Corp.	29,767	1,502,340
CNA Financial Corp.	4,785	186,998
Endurance Specialty Holdings Ltd.	8,065	467,367
Everest Re Group Ltd.	8,377	1,429,535
FNF Group	50,346	1,502,325
FNFV Group (a)	16,666	223,991
Genworth Financial, Inc. Class A (a)	90,191	1,261,772
Hanover Insurance Group, Inc.	7,955	532,508
Hartford Financial Services Group, Inc.	83,010	3,285,536
HCC Insurance Holdings, Inc.	19,014	992,341
Lincoln National Corp.	48,582	2,660,350
Loews Corp.	59,189	2,580,640
Markel Corp. (a)	2,540	1,754,861
Marsh & McLennan Companies, Inc.	32,555	1,770,015
MBIA, Inc. (a)	25,565	249,514
Mercury General Corp.	4,871	258,748
MetLife, Inc.	171,239	9,288,003
Old Republic International Corp.	47,043	694,825
PartnerRe Ltd.	9,121	1,055,208
Principal Financial Group, Inc.	54,134	2,834,998
ProAssurance Corp.	10,720	501,482
Progressive Corp.	108,699	2,870,741
Protective Life Corp.	14,311	997,190
Prudential Financial, Inc.	84,290	7,463,037
Reinsurance Group of America, Inc.	9,005	758,671
RenaissanceRe Holdings Ltd.	7,321	756,479
StanCorp Financial Group, Inc.	7,897	549,315
The Chubb Corp.	44,749	4,446,261
The Travelers Companies, Inc.	63,559	6,406,747
Torchmark Corp.	24,015	1,271,834
Unum Group	48,181	1,612,136
Validus Holdings Ltd.	16,392	652,074
W.R. Berkley Corp.	18,258	941,017
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	1,115	$ 696,786
XL Group PLC Class A	49,334	1,671,436
		106,295,940
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	13,005	1,079,415
American Campus Communities, Inc.	19,134	751,392
American Capital Agency Corp.	64,100	1,457,634
American Homes 4 Rent Class A	27,162	476,150
American Realty Capital Properties, Inc.	165,054	1,464,029
Annaly Capital Management, Inc.	172,191	1,964,699
Apartment Investment & Management Co. Class A	11,449	409,760
AvalonBay Communities, Inc.	23,784	3,706,499
BioMed Realty Trust, Inc.	37,185	807,658
Boston Properties, Inc.	24,909	3,157,216
Brandywine Realty Trust (SBI)	32,644	503,697
Brixmor Property Group, Inc.	8,680	211,445
Camden Property Trust (SBI)	15,573	1,193,982
CBL & Associates Properties, Inc.	30,080	575,430
CBS Outdoor Americas, Inc.	20,173	613,864
Chimera Investment Corp.	185,528	578,847
Columbia Property Trust, Inc.	19,179	483,886
Corporate Office Properties Trust (SBI)	17,302	473,037
Corrections Corp. of America	21,210	780,104
DDR Corp.	54,993	997,573
Digital Realty Trust, Inc. (d)	24,594	1,696,740
Douglas Emmett, Inc.	27,531	774,447
Duke Realty LP	60,049	1,138,529
Equity Commonwealth	23,466	626,777
Equity Lifestyle Properties, Inc.	4,152	203,863
Equity Residential (SBI)	66,192	4,604,316
Essex Property Trust, Inc.	11,350	2,289,976
Federal Realty Investment Trust (SBI)	4,081	537,876
Gaming & Leisure Properties	12,685	396,406
General Growth Properties, Inc.	104,323	2,703,009
HCP, Inc.	83,798	3,684,598
Health Care REIT, Inc.	26,166	1,860,664
Healthcare Trust of America, Inc.	37,705	484,132
Home Properties, Inc.	10,971	705,545
Hospitality Properties Trust (SBI)	27,273	807,554
Host Hotels & Resorts, Inc.	139,502	3,251,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Iron Mountain, Inc.	3,373	$ 121,664
Kilroy Realty Corp.	14,962	1,013,526
Kimco Realty Corp.	76,398	1,906,130
Liberty Property Trust (SBI)	26,894	935,104
MFA Financial, Inc.	66,249	555,167
Mid-America Apartment Communities, Inc.	13,645	964,156
National Retail Properties, Inc.	22,399	853,850
NorthStar Realty Finance Corp.	30,059	558,496
Omega Healthcare Investors, Inc.	15,293	583,581
Piedmont Office Realty Trust, Inc. Class A (d)	27,855	541,780
Plum Creek Timber Co., Inc.	16,708	685,195
Post Properties, Inc.	9,811	548,827
Prologis, Inc.	91,501	3,811,017
Public Storage	1,997	368,127
Rayonier, Inc.	20,281	678,805
Realty Income Corp.	40,238	1,852,155
Regency Centers Corp.	16,886	1,024,980
Retail Properties America, Inc.	43,218	678,090
Senior Housing Properties Trust (SBI)	37,094	837,953
Simon Property Group, Inc.	14,305	2,563,599
SL Green Realty Corp.	17,343	2,006,585
Spirit Realty Capital, Inc.	72,422	861,822
Starwood Property Trust, Inc.	40,263	908,333
Tanger Factory Outlet Centers, Inc.	6,157	220,236
Taubman Centers, Inc.	754	57,342
The Macerich Co.	26,237	1,849,709
Two Harbors Investment Corp.	66,647	675,134
UDR, Inc.	45,695	1,381,360
Ventas, Inc.	28,183	1,930,817
Vornado Realty Trust	26,377	2,887,754
Washington Prime Group, Inc. (d)	28,046	494,451
Weingarten Realty Investors (SBI)	22,368	810,840
Weyerhaeuser Co.	85,942	2,909,996
WP Carey, Inc.	18,077	1,224,174
		86,753,296
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	32,052	669,566
Howard Hughes Corp. (a)	3,750	552,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	5,898	$ 797,469
Realogy Holdings Corp. (a)	14,959	613,469
		2,633,179
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	96,803	934,149
Nationstar Mortgage Holdings, Inc. (a)	289	10,150
New York Community Bancorp, Inc.	80,704	1,287,229
People's United Financial, Inc.	56,002	818,749
TFS Financial Corp.	13,624	203,543
		3,253,820
TOTAL FINANCIALS		545,758,741
HEALTH CARE - 13.7%
Biotechnology - 0.1%
Alkermes PLC (a)	3,757	189,916
Alnylam Pharmaceuticals, Inc. (a)	1,823	169,065
Amgen, Inc.	7,171	1,162,993
Cubist Pharmaceuticals, Inc. (a)	707	51,109
Myriad Genetics, Inc. (a)(d)	1,662	65,632
		1,638,715
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	274,921	11,983,806
Alere, Inc. (a)	15,034	600,909
Boston Scientific Corp. (a)	217,523	2,888,705
CareFusion Corp. (a)	37,649	2,159,923
Covidien PLC	82,494	7,625,745
DENTSPLY International, Inc.	18,730	950,922
Hill-Rom Holdings, Inc.	9,640	428,787
Hologic, Inc. (a)	29,573	774,517
Intuitive Surgical, Inc. (a)	513	254,345
Medtronic, Inc.	182,907	12,466,941
Sirona Dental Systems, Inc. (a)	3,997	313,964
St. Jude Medical, Inc.	18,380	1,179,445
Stryker Corp.	24,668	2,159,190
Teleflex, Inc.	7,469	852,362
The Cooper Companies, Inc.	2,238	366,808
Zimmer Holdings, Inc.	28,201	3,137,079
		48,143,448
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.0%
Aetna, Inc.	46,030	$ 3,797,935
Cardinal Health, Inc.	57,289	4,496,041
Cigna Corp.	45,418	4,522,270
Community Health Systems, Inc. (a)	20,963	1,152,336
DaVita HealthCare Partners, Inc. (a)	21,092	1,646,652
Express Scripts Holding Co. (a)	18,833	1,446,751
HCA Holdings, Inc. (a)	54,184	3,795,589
Health Net, Inc. (a)	14,589	693,123
Humana, Inc.	28,378	3,940,285
Laboratory Corp. of America Holdings (a)	9,317	1,018,255
LifePoint Hospitals, Inc. (a)	8,031	562,170
MEDNAX, Inc. (a)	6,242	389,688
Omnicare, Inc.	18,001	1,198,687
Patterson Companies, Inc.	14,131	609,187
Quest Diagnostics, Inc.	26,262	1,666,587
UnitedHealth Group, Inc.	179,282	17,033,583
Universal Health Services, Inc. Class B	12,580	1,304,672
VCA, Inc. (a)	15,944	726,568
WellPoint, Inc.	51,237	6,491,216
		56,491,595
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	20,319	278,777
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	52,556	2,905,296
Bio-Rad Laboratories, Inc. Class A (a)	3,747	422,737
Charles River Laboratories International, Inc. (a)	4,602	290,662
Covance, Inc. (a)	985	78,702
PerkinElmer, Inc.	16,579	719,860
QIAGEN NV (a)(d)	42,486	996,722
Quintiles Transnational Holdings, Inc. (a)	5,400	316,116
Techne Corp.	3,433	312,575
Thermo Fisher Scientific, Inc.	43,618	5,128,168
		11,170,838
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	194,996	11,346,817
Eli Lilly & Co.	180,139	11,948,620
Hospira, Inc. (a)	30,387	1,631,782
Johnson & Johnson	436,128	47,005,876
Mallinckrodt PLC (a)	5,643	520,172
Merck & Co., Inc.	459,749	26,637,857
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	19,031	$ 3,072,555
Pfizer, Inc.	1,166,660	34,941,467
		137,105,146
TOTAL HEALTH CARE		254,828,519
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	5,793	677,549
Exelis, Inc.	34,227	610,952
General Dynamics Corp.	55,978	7,823,485
Huntington Ingalls Industries, Inc.	1,374	145,397
L-3 Communications Holdings, Inc.	15,672	1,903,521
Northrop Grumman Corp.	37,993	5,241,514
Raytheon Co.	57,400	5,962,712
Rockwell Collins, Inc.	2,887	242,941
Spirit AeroSystems Holdings, Inc. Class A (a)	1,501	59,049
Textron, Inc.	50,773	2,108,603
Triumph Group, Inc.	7,204	501,615
United Technologies Corp.	148,851	15,927,057
Vectrus, Inc. (a)	1,901	46,460
		41,250,855
Air Freight & Logistics - 0.3%
FedEx Corp.	30,934	5,178,352
Airlines - 0.4%
Alaska Air Group, Inc.	2,134	113,593
Copa Holdings SA Class A (d)	1,295	151,411
Delta Air Lines, Inc.	147,424	5,930,868
Southwest Airlines Co.	13,741	473,790
		6,669,662
Building Products - 0.1%
A.O. Smith Corp.	7,477	398,898
Fortune Brands Home & Security, Inc.	17,450	754,713
Owens Corning	21,261	681,628
		1,835,239
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	31,711	1,136,522
Cintas Corp.	3,633	266,081
Clean Harbors, Inc. (a)(d)	2,896	143,728
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp.	11,537	$ 254,622
KAR Auction Services, Inc.	15,095	458,284
Pitney Bowes, Inc.	19,867	491,510
R.R. Donnelley & Sons Co.	32,471	566,619
Republic Services, Inc.	48,289	1,854,298
Tyco International Ltd.	8,995	386,155
Waste Connections, Inc.	8,795	438,871
Waste Management, Inc.	76,620	3,745,952
		9,742,642
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	22,893	745,167
Fluor Corp.	11,291	749,045
Jacobs Engineering Group, Inc. (a)	24,062	1,141,742
KBR, Inc.	26,576	507,070
Quanta Services, Inc. (a)	29,480	1,004,678
		4,147,702
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	19,913	569,512
Eaton Corp. PLC	87,334	5,972,772
Emerson Electric Co.	32,276	2,067,601
Hubbell, Inc. Class B	9,050	1,026,361
Regal-Beloit Corp.	8,148	578,264
		10,214,510
Industrial Conglomerates - 3.0%
Carlisle Companies, Inc.	11,673	1,037,496
Danaher Corp.	85,149	6,845,980
General Electric Co.	1,833,780	47,329,862
Roper Industries, Inc.	9,925	1,571,128
		56,784,466
Machinery - 1.8%
AGCO Corp.	17,749	786,458
Caterpillar, Inc.	90,001	9,127,001
Crane Co.	5,584	348,162
Deere & Co. (d)	52,087	4,455,522
Donaldson Co., Inc.	2,246	93,389
Dover Corp.	8,389	666,422
IDEX Corp.	1,121	83,974
Ingersoll-Rand PLC	45,746	2,864,615
ITT Corp.	12,832	578,210
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. (d)	18,223	$ 959,076
Kennametal, Inc.	14,185	547,683
Lincoln Electric Holdings, Inc.	9,570	693,634
Navistar International Corp. (a)(d)	8,288	293,147
Oshkosh Truck Corp.	15,463	692,124
PACCAR, Inc.	5,379	351,356
Parker Hannifin Corp.	12,659	1,608,073
Pentair PLC	32,773	2,197,430
Snap-On, Inc.	9,124	1,205,645
SPX Corp.	8,345	791,023
Stanley Black & Decker, Inc.	25,196	2,359,353
Terex Corp.	20,086	577,874
Timken Co.	13,760	591,542
Trinity Industries, Inc.	6,545	233,722
Valmont Industries, Inc. (d)	4,538	617,939
Xylem, Inc.	9,125	331,785
		33,055,159
Professional Services - 0.2%
Dun & Bradstreet Corp.	4,298	527,837
Equifax, Inc.	10,245	775,956
Manpower, Inc.	14,494	967,475
Nielsen Holdings B.V.	12,873	546,974
Towers Watson & Co.	11,809	1,302,415
		4,120,657
Road & Rail - 0.8%
AMERCO	576	156,165
Con-way, Inc.	10,301	446,754
CSX Corp.	183,816	6,549,364
Genesee & Wyoming, Inc. Class A (a)	5,069	487,638
Kansas City Southern	4,542	557,712
Norfolk Southern Corp.	44,768	4,953,132
Ryder System, Inc.	9,725	860,371
		14,011,136
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	17,408	636,959
GATX Corp.	8,314	527,108
MRC Global, Inc. (a)	10,069	211,751
Now, Inc. (d)	17,721	532,693
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Veritiv Corp. (a)(d)	1,263	$ 56,974
WESCO International, Inc. (a)(d)	8,450	696,365
		2,661,850
TOTAL INDUSTRIALS		189,672,230
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.6%
Arista Networks, Inc. (d)	230	18,688
Brocade Communications Systems, Inc.	79,263	850,492
Cisco Systems, Inc.	937,431	22,938,937
EchoStar Holding Corp. Class A (a)	5,873	274,445
Harris Corp.	15,438	1,074,485
JDS Uniphase Corp. (a)	41,759	562,076
Juniper Networks, Inc.	67,446	1,421,087
Motorola Solutions, Inc.	31,635	2,040,458
		29,180,668
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	18,133	1,031,042
Avnet, Inc.	20,078	868,374
AVX Corp.	8,408	121,412
Corning, Inc.	184,290	3,765,045
Dolby Laboratories, Inc. Class A	8,632	361,853
FLIR Systems, Inc.	7,671	257,209
Ingram Micro, Inc. Class A (a)	28,222	757,478
Jabil Circuit, Inc.	38,875	814,431
Knowles Corp. (a)(d)	15,353	298,769
Tech Data Corp. (a)	6,893	411,650
Vishay Intertechnology, Inc. (d)	24,433	330,090
		9,017,353
Internet Software & Services - 0.5%
AOL, Inc. (a)	14,433	628,268
IAC/InterActiveCorp	7,904	535,022
Yahoo!, Inc. (a)	184,541	8,498,113
		9,661,403
IT Services - 0.6%
Amdocs Ltd.	29,087	1,382,796
Booz Allen Hamilton Holding Corp. Class A	886	23,346
Computer Sciences Corp.	24,725	1,493,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CoreLogic, Inc. (a)	16,582	$ 520,177
DST Systems, Inc.	1,021	98,373
Fidelity National Information Services, Inc.	46,705	2,727,105
Genpact Ltd. (a)	25,698	451,000
Leidos Holdings, Inc.	11,594	423,993
Paychex, Inc.	6,406	300,698
Teradata Corp. (a)(d)	6,008	254,259
Total System Services, Inc.	6,871	232,171
Xerox Corp.	214,608	2,849,994
		10,757,302
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	37,269	1,280,936
Analog Devices, Inc.	31,107	1,543,529
Applied Materials, Inc.	73,460	1,622,731
Broadcom Corp. Class A	98,077	4,107,465
Cree, Inc. (a)(d)	9,951	313,257
First Solar, Inc. (a)(d)	13,320	784,548
Freescale Semiconductor, Inc. (a)	1,481	29,457
Intel Corp.	833,201	28,337,166
KLA-Tencor Corp.	2,635	208,560
Lam Research Corp.	21,622	1,683,489
Marvell Technology Group Ltd.	73,838	992,383
Maxim Integrated Products, Inc.	4,186	122,817
Micron Technology, Inc. (a)	23,923	791,612
NVIDIA Corp. (d)	84,816	1,657,305
ON Semiconductor Corp. (a)	38,776	321,453
SunEdison, Inc. (a)(d)	33,111	645,996
SunPower Corp. (a)(d)	7,512	239,182
Teradyne, Inc.	33,171	610,346
		45,292,232
Software - 1.9%
Activision Blizzard, Inc.	30,412	606,719
ANSYS, Inc. (a)	12,971	1,019,002
Autodesk, Inc. (a)	8,666	498,642
CA Technologies, Inc.	59,582	1,731,453
Citrix Systems, Inc. (a)	2,811	180,551
Electronic Arts, Inc. (a)	13,289	544,450
FireEye, Inc. (a)(d)	2,925	99,421
Informatica Corp. (a)	1,982	70,678
Microsoft Corp.	533,359	25,041,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	47,740	$ 736,628
Rovi Corp. (a)	17,104	357,132
Symantec Corp.	127,038	3,153,083
Synopsys, Inc. (a)	28,188	1,155,144
Zynga, Inc. (a)	130,439	332,619
		35,526,727
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	338,197	9,716,400
Hewlett-Packard Co.	346,860	12,445,337
Lexmark International, Inc. Class A (d)	11,173	482,227
NCR Corp. (a)	27,633	764,605
NetApp, Inc.	38,494	1,647,543
SanDisk Corp.	21,578	2,031,353
Stratasys Ltd. (a)(d)	3,852	463,627
Western Digital Corp.	40,883	4,021,661
		31,572,753
TOTAL INFORMATION TECHNOLOGY		171,008,438
MATERIALS - 3.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	38,943	5,244,064
Albemarle Corp. (d)	8,517	497,222
Ashland, Inc.	14,164	1,530,703
Cabot Corp.	10,887	505,483
Celanese Corp. Class A	25,911	1,521,753
CF Industries Holdings, Inc.	9,462	2,460,120
Cytec Industries, Inc.	12,420	579,145
E.I. du Pont de Nemours & Co.	9,336	645,584
Eastman Chemical Co.	2,441	197,184
Huntsman Corp.	10,851	264,764
Rayonier Advanced Materials, Inc. (d)	6,705	191,294
Rockwood Holdings, Inc.	12,348	949,685
RPM International, Inc.	1,756	79,547
Sigma Aldrich Corp.	11,656	1,584,167
The Dow Chemical Co.	185,117	9,144,780
The Mosaic Co.	61,475	2,723,957
W.R. Grace & Co. (a)	1,901	179,835
Westlake Chemical Corp.	1,091	76,970
		28,376,257
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Vulcan Materials Co.	23,775	$ 1,467,155
Containers & Packaging - 0.3%
Aptargroup, Inc.	9,292	578,334
Avery Dennison Corp.	11,327	530,670
Bemis Co., Inc.	18,427	708,887
Greif, Inc. Class A	5,733	252,596
MeadWestvaco Corp.	30,532	1,348,598
Owens-Illinois, Inc. (a)	11,892	306,457
Rock-Tenn Co. Class A	26,103	1,335,168
Sonoco Products Co.	18,727	765,372
		5,826,082
Metals & Mining - 1.1%
Alcoa, Inc.	215,279	3,608,076
Allegheny Technologies, Inc.	19,763	649,215
Carpenter Technology Corp.	9,001	450,500
Cliffs Natural Resources, Inc. (d)	27,658	310,599
Freeport-McMoRan, Inc.	190,511	5,429,564
Newmont Mining Corp.	90,618	1,699,994
Nucor Corp.	58,723	3,174,565
Reliance Steel & Aluminum Co.	14,174	956,462
Royal Gold, Inc.	11,724	670,027
Steel Dynamics, Inc.	43,650	1,004,387
Tahoe Resources, Inc. (a)	12,772	221,722
TimkenSteel Corp.	6,880	279,190
United States Steel Corp. (d)	26,314	1,053,613
		19,507,914
Paper & Forest Products - 0.2%
Domtar Corp.	11,577	475,467
International Paper Co.	67,350	3,409,257
		3,884,724
TOTAL MATERIALS		59,062,132
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	949,028	33,064,136
CenturyLink, Inc.	98,703	4,094,200
Frontier Communications Corp. (d)	182,264	1,192,007
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	2,081	$ 97,620
Windstream Holdings, Inc.	6,964	72,983
		38,520,946
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(d)	132,413	785,209
T-Mobile U.S., Inc. (a)	48,235	1,407,980
Telephone & Data Systems, Inc.	15,542	398,497
U.S. Cellular Corp. (a)	2,384	86,825
		2,678,511
TOTAL TELECOMMUNICATION SERVICES		41,199,457
UTILITIES - 6.3%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	89,637	5,229,423
Duke Energy Corp.	129,121	10,607,290
Edison International	59,773	3,740,594
Entergy Corp.	33,132	2,783,751
Exelon Corp.	157,219	5,752,643
FirstEnergy Corp.	76,341	2,850,573
Great Plains Energy, Inc.	29,298	788,995
Hawaiian Electric Industries, Inc. (d)	18,322	515,948
ITC Holdings Corp.	1,594	63,138
NextEra Energy, Inc.	79,767	7,994,249
Northeast Utilities	58,104	2,867,432
OGE Energy Corp.	36,249	1,351,725
Pepco Holdings, Inc.	45,590	1,246,431
Pinnacle West Capital Corp.	20,116	1,236,531
PPL Corp.	121,848	4,263,462
Southern Co.	162,476	7,532,387
Westar Energy, Inc. (d)	25,413	960,866
Xcel Energy, Inc. (d)	92,107	3,082,821
		62,868,259
Gas Utilities - 0.3%
AGL Resources, Inc.	21,684	1,168,984
Atmos Energy Corp.	18,232	966,296
National Fuel Gas Co.	15,284	1,058,111
Questar Corp.	31,928	769,784
UGI Corp.	31,377	1,182,599
		5,145,774
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	66,030	$ 1,506,805
NRG Energy, Inc.	61,277	1,837,084
The AES Corp.	131,861	1,855,284
		5,199,173
Multi-Utilities - 2.2%
Alliant Energy Corp.	20,141	1,246,929
Ameren Corp.	44,078	1,866,263
CenterPoint Energy, Inc.	78,050	1,916,128
CMS Energy Corp.	49,075	1,603,280
Consolidated Edison, Inc.	53,165	3,368,534
Dominion Resources, Inc.	99,852	7,119,448
DTE Energy Co.	32,145	2,641,033
Integrys Energy Group, Inc.	14,533	1,056,258
MDU Resources Group, Inc.	34,855	982,214
NiSource, Inc.	57,168	2,404,486
PG&E Corp.	84,953	4,274,835
Public Service Enterprise Group, Inc.	93,013	3,842,367
SCANA Corp.	25,737	1,412,704
Sempra Energy	44,549	4,900,390
TECO Energy, Inc.	42,490	833,229
Vectren Corp.	15,841	712,053
Wisconsin Energy Corp.	42,285	2,099,873
		42,280,024
Water Utilities - 0.1%
American Water Works Co., Inc.	33,275	1,775,887
Aqua America, Inc.	32,354	847,675
		2,623,562
TOTAL UTILITIES		118,116,792
TOTAL COMMON STOCKS (Cost $1,689,940,684)		1,853,212,231
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $1,299,768)	$ 1,300,000	1,299,813
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	7,703,346	$ 7,703,346
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	37,039,554	37,039,554
TOTAL MONEY MARKET FUNDS (Cost $44,742,900)		44,742,900
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,735,983,352)		1,899,254,944
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(32,805,115)
NET ASSETS - 100%		$ 1,866,449,829
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
87 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,749,590	$ 283,078
9 CME S&P 500 Index Contracts (United States)	Dec. 2014	4,525,650	142,741
TOTAL EQUITY INDEX CONTRACTS		$ 13,275,240	$ 425,819

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $576,917.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,535
Fidelity Securities Lending Cash Central Fund	129,153
Total	$ 136,688
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,720,760	$ 114,720,760	$ -	$ -
Consumer Staples	132,197,494	132,197,494	-	-
Energy	226,647,668	226,647,668	-	-
Financials	545,758,741	545,758,741	-	-
Health Care	254,828,519	254,828,519	-	-
Industrials	189,672,230	189,672,230	-	-
Information Technology	171,008,438	171,008,438	-	-
Materials	59,062,132	59,062,132	-	-
Telecommunication Services	41,199,457	41,199,457	-	-
Utilities	118,116,792	118,116,792	-	-
U.S. Government and Government Agency Obligations	1,299,813	-	1,299,813	-
Money Market Funds	44,742,900	44,742,900	-	-
Total Investments in Securities:	$ 1,899,254,944	$ 1,897,955,131	$ 1,299,813	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 425,819	$ 425,819	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,736,178,683. Net unrealized appreciation aggregated $163,076,261, of which $194,879,828 related to appreciated investment securities and $31,803,567 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2014

1.809079.111

SFB-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,360,646
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	520,000	576,545
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	309,876
5% 10/1/22	655,000	725,386
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	381,812
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (d)	585,000	595,425
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,154,860
		5,104,550
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,147,850
5.25% 10/1/20 (FSA Insured)	2,600,000	3,008,720
5.25% 10/1/23 (FSA Insured)	5,000,000	5,740,500
5.25% 10/1/26 (FSA Insured)	1,000,000	1,140,070
5.25% 10/1/28 (FSA Insured)	500,000	552,390
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,087,990
Series 2007 B, 0.967% 1/1/37 (d)	1,000,000	900,100
Series 2008 D, 5.5% 1/1/38	3,400,000	3,684,920
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,804,600
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,041,600
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,230,400
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,701,610
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,339,236
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 1% 7/1/21 (b)	375,000	398,674
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,186,625
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,638,250
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250,000	$ 4,369,298
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,173,180
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,361,620
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,125,260
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,989,875
5.5% 12/1/29	2,100,000	2,552,718
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	306,862
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,122,510
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,320,479
		53,925,337
California - 15.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,402,460
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,776,108
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,263,220
Series U6, 5% 5/1/45	8,600,000	11,337,208
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	10,400,000	11,160,552
Series 2007, 5.625% 5/1/20	5,000	5,023
5% 8/1/20	2,745,000	3,018,731
5% 10/1/22	1,500,000	1,762,860
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,241,361
5% 12/1/22	7,810,000	8,841,154
5% 11/1/24	3,000,000	3,375,000
5% 3/1/26	1,000,000	1,057,910
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	1,085,000	1,115,467
5% 3/1/31	1,700,000	1,793,041
5% 9/1/31	1,200,000	1,290,072
5% 9/1/32	1,400,000	1,503,474
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/33	$ 2,900,000	$ 3,108,829
5% 9/1/35	450,000	481,721
5.25% 9/1/23	8,500,000	10,319,765
5.25% 12/1/33	35,000	35,137
5.25% 4/1/35	4,300,000	4,996,944
5.25% 3/1/38	2,525,000	2,761,113
5.25% 11/1/40	1,100,000	1,262,008
5.5% 8/1/27	3,200,000	3,723,872
5.5% 8/1/29	4,300,000	4,947,365
5.5% 4/1/30	5,000	5,022
5.5% 3/1/40	600,000	687,222
5.6% 3/1/36	300,000	352,437
6% 3/1/33	5,850,000	7,238,907
6% 4/1/38	3,100,000	3,662,247
6% 11/1/39	11,280,000	13,693,356
6.5% 4/1/33	5,050,000	6,171,807
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,160,000	1,197,874
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,040,690
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	54,765
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,627,311
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,480,000
Series 2013 A, 5% 8/15/52	15,070,000	16,633,060
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,231,440
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,234,708
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,670,944
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,098,960
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,174,257
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	2,000,000	2,189,180
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	$ 6,000,000	$ 7,153,620
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,756,970
Series 2012 G, 5% 11/1/25	1,500,000	1,780,785
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,675,674
5% 12/1/23	2,600,000	3,094,988
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,046,520
Series 2005 H, 5% 6/1/18	1,000,000	1,026,840
Series 2005 K, 5% 11/1/16	1,300,000	1,360,320
Series 2009 G1, 5.75% 10/1/30	835,000	991,763
Series 2009 I:
6.125% 11/1/29	500,000	617,850
6.375% 11/1/34	1,400,000	1,730,050
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,932,630
5.75% 11/1/27	5,600,000	6,600,104
6% 11/1/40	5,400,000	6,358,500
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,669,772
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,328,650
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,155,796
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,098,796
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	3,700,000	3,787,653
5% 6/1/45	1,000,000	1,023,690
Series 2013 A, 5% 6/1/29	2,500,000	2,891,775
5% 6/1/45 (FSA Insured)	65,000	66,589
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,454,392
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,677,563
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	12,142,800
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	$ 2,000,000	$ 2,350,140
5% 3/1/25	1,000,000	1,162,660
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,341,252
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,210,010
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,687,800
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,111,010
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,593,600
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,219,702
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,219,290
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,117,600
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,525,595
5% 5/1/24	1,510,000	1,699,414
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,138,140
Series 2012, 5% 1/15/27	4,865,000	5,451,962
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,334,539
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,731,495
5% 2/1/24	2,915,000	3,367,554
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,375,180
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	638,339
Series B:
0% 8/1/33	4,350,000	2,033,277
0% 8/1/37	8,000,000	2,980,240
0% 8/1/38	4,225,000	1,496,580
0% 8/1/39	7,220,000	2,401,155
0% 8/1/40	1,100,000	342,925
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/41	$ 4,900,000	$ 1,429,771
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	4,485,000	4,483,341
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	972,160
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,195,923
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,085,760
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,249,050
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,231,375
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,434,040
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	583,206
0% 7/1/36	10,050,000	4,033,869
0% 7/1/37	5,105,000	1,934,233
0% 7/1/39	3,500,000	1,196,825
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,215,058
0% 7/1/49	9,300,000	1,955,883
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,089,905
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,208,960
5% 6/1/27	1,000,000	1,185,870
5% 6/1/32	10,000,000	11,641,300
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,599,080
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,993,165
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,878,670
Series 2010 B, 0% 8/1/47	3,700,000	826,802
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,304,556
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	$ 10,000,000	$ 10,963,400
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	903,300
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,209,550
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	170,443
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,219,972
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	971,951
Series 2009 O:
5.25% 5/15/39	1,000,000	1,143,740
5.75% 5/15/30	5,700,000	6,764,817
5.75% 5/15/34	3,060,000	3,609,576
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,962,412
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,349,240
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	568,946
Series 2009 A:
5.125% 7/1/17	205,000	224,721
5.25% 7/1/18	230,000	259,863
5.5% 7/1/19	390,000	451,885
6% 7/1/29	1,000,000	1,130,330
Series 2010 A, 5.25% 7/1/30	1,900,000	2,038,928
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,348,536
Series 2012, 5% 8/1/27	5,000,000	5,866,700
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	782,510
		414,647,753
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,050,170
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	$ 2,000,000	$ 1,827,520
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,776,805
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,167,240
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,916,698
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,100,410
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,206,590
Series 2010 A, 0% 9/1/41	3,400,000	1,041,488
Series 2010 C, 5.375% 9/1/26	1,000,000	1,155,430
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,493,975
		17,736,326
District Of Columbia - 0.7%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,781,600
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	859,848
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	4,700,000	5,365,285
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,800,194
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,830,041
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	3,098,700
		19,735,668
Florida - 9.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,089,400
Series 2014, 5% 7/1/27	1,700,000	2,003,416
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,413,940
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,161,950
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,073,580
Series 2012 A, 5% 7/1/24	8,830,000	10,318,915
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,495,984
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,349,450
Series 2011 A1, 5% 6/1/20	1,000,000	1,171,240
Series 2012 A1, 5% 6/1/21	3,100,000	3,657,473
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,286,813
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,128,481
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,845,869
Series 2011 E, 5% 6/1/24	2,385,000	2,833,261
Series A, 5.5% 6/1/38	700,000	797,608
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,610,528
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,395,271
Series 2008 A, 5.25% 7/1/37	1,000,000	1,109,080
Series 2011 B, 5% 7/1/23	3,600,000	4,329,468
Series 2012 A, 5% 7/1/25	3,300,000	3,945,777
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,302,863
Series 2009 A, 6.25% 10/1/31	1,000,000	1,175,620
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	518,384
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	320,122
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	136,445
Series 2006 G:
5% 11/15/16	95,000	103,452
5.125% 11/15/18	965,000	1,053,693
Series 2008 B, 6% 11/15/37	5,000,000	5,871,000
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,188,712
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 1,500,000	$ 1,981,440
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24 (c)	2,600,000	3,066,440
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,538,192
Series Three 2010 D, 5% 10/1/38	2,800,000	3,105,452
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,656,485
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,725,075
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	940,832
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,162,540
5.5% 10/1/41	1,500,000	1,679,985
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,827,876
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,171,260
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,490,538
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,520,440
Series 2014 A:
5% 7/1/25	1,430,000	1,705,175
5% 7/1/27	1,000,000	1,174,790
5% 7/1/28	2,225,000	2,601,670
5% 7/1/29	1,010,000	1,176,367
5% 7/1/44	17,200,000	19,118,832
Series 2014 B, 5% 7/1/30	2,500,000	2,895,900
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,690,740
Series 2011 B, 5.625% 5/1/31	2,195,000	2,500,522
Series 2014 D:
5% 11/1/22 (c)	2,085,000	2,465,325
5% 11/1/23 (c)	5,485,000	6,500,328
5% 11/1/24 (c)	6,350,000	7,559,929
5% 11/1/25 (c)	6,655,000	7,821,555
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	$ 765,000	$ 916,332
5% 7/1/42	800,000	876,568
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,296,840
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	1,001,751
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,710,307
5.75% 10/1/43	285,000	309,510
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	848,083
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,905,025
Series 2012 A, 5% 10/1/42	6,315,000	6,778,837
Series 2012 B, 5% 10/1/42	2,500,000	2,683,625
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,383,784
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,131,420
Series 2009 B, 5% 10/1/33	6,200,000	6,977,728
Series 2012 A, 5% 10/1/24	1,450,000	1,800,813
Series 2013 A:
5% 10/1/24	2,300,000	2,856,462
5% 10/1/25	1,800,000	2,252,556
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,665,345
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
5% 8/1/22	2,000,000	2,434,540
5% 8/1/23	3,550,000	4,298,518
5% 8/1/24	1,500,000	1,826,655
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,727,880
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,854,020
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,609,971
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,883,448
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	$ 1,315,000	$ 1,414,020
5% 7/1/17	4,385,000	4,872,831
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	206,110
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,681,565
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,219,697
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,037,511
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	972,470
		266,199,705
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	15,084,552
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	3,000,000	3,045,720
2.2%, tender 4/2/19 (d)	5,900,000	6,014,637
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,642,327
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,652,180
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,241,475
6.125% 9/1/40	3,665,000	4,023,804
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,146,080
5.25% 10/1/41	1,900,000	2,157,184
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,960,900
Series 2013, 5% 1/1/32	10,000,000	11,499,400
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,656,480
Series C, 5% 1/1/22	2,900,000	3,451,725
Series GG, 5% 1/1/23	1,600,000	1,930,096
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,435,051
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.): - continued
Series S, 5% 10/1/24	$ 1,575,000	$ 1,827,646
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,639,753
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	2,560,000	2,911,590
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,763,700
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,048,120
		80,132,420
Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,211,030
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,328,601
		9,539,631
Illinois - 16.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	925,112
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	2,856,870
Series 2012 A, 5% 12/1/42	7,100,000	7,137,204
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	987,394
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,605,296
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,164,593
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	10,071,038
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,479
Series 2007 A, 5% 1/1/37 (FSA Insured)	10,000,000	10,407,700
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905,000	5,148,239
Series 2008 C, 5% 1/1/34	680,000	687,575
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 A:
5% 1/1/22	$ 1,500,000	$ 1,582,050
5% 1/1/27 (FSA Insured)	1,900,000	2,024,051
Series 2009 C, 5% 1/1/23	1,285,000	1,336,182
Series 2011 A, 5% 1/1/40	4,125,000	4,144,264
Series 2012 A:
5% 1/1/33	2,175,000	2,227,396
5% 1/1/34	1,045,000	1,063,800
Series 2012 C, 5% 1/1/23	500,000	532,420
Series A, 5.5% 1/1/17	1,480,000	1,605,075
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,263,144
Series 2011 C, 6.5% 1/1/41	6,585,000	8,011,772
Series 2013 D, 5% 1/1/27	5,175,000	5,930,757
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,292,108
5.25% 1/1/40	1,300,000	1,413,685
Series 2013 A:
5.5% 1/1/33	1,000,000	1,161,420
5.75% 1/1/38	2,400,000	2,801,352
Series 2014 B:
5% 1/1/24	1,000,000	1,189,000
5% 1/1/25	1,000,000	1,168,640
Series 2014 C, 5% 1/1/28	2,000,000	2,297,360
Series 2014 D, 5% 1/1/20	1,000,000	1,167,590
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	13,670,880
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,071,140
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,357,284
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,130,320
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,516,729
5.25% 11/1/38	9,150,000	9,897,098
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,353,820
5% 12/1/24	1,000,000	1,165,570
5.25% 12/1/25	1,450,000	1,725,167
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	$ 1,230,000	$ 1,424,340
5% 12/15/37	1,000,000	1,087,590
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	300,426
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,820
Series 2010 A, 5.25% 11/15/33	13,180,000	14,363,696
Series 2011 A, 5.25% 11/15/28	1,625,000	1,814,735
Series 2012 C:
5% 11/15/23	4,375,000	5,028,756
5% 11/15/24	3,500,000	4,001,445
5% 11/15/25	5,800,000	6,595,470
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,804,115
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,494,178
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	492,595
5.5% 5/1/15 (Escrowed to Maturity)	520,000	533,645
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,594,184
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,680,872
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,279,685
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,560,154
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,297,904
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,994,620
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,205,000	2,371,698
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,258,051
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,987,488
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,276,016
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	$ 7,600,000	$ 8,550,152
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,605,300
Series 2010 A, 6% 5/1/28	5,300,000	6,055,939
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30	1,865,000	2,212,580
Series 2009 C, 6.625% 11/1/39	2,300,000	2,620,758
Series 2009 D, 6.625% 11/1/39	2,300,000	2,620,758
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595,000	4,097,509
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	6,825,000	7,485,182
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	700,000	739,445
6% 8/15/23	1,000,000	1,098,460
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,168,500
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,227,161
Series 2008 A:
5.625% 1/1/37	9,975,000	10,794,845
6% 2/1/23 (AMBAC Insured)	400,000	453,560
Series 2009 A, 7.25% 11/1/38	2,880,000	3,405,888
Series 2009:
6.875% 8/15/38	150,000	172,799
7% 8/15/44	6,210,000	7,158,205
Series 2010 A:
5.5% 8/15/24	1,030,000	1,148,914
5.75% 8/15/29	700,000	774,900
Series 2010, 5.25% 8/15/36	1,365,000	1,448,647
Series 2012 A:
5% 5/15/19	1,000,000	1,146,510
5% 5/15/23	700,000	809,522
Series 2012:
4% 9/1/32	3,000,000	2,782,530
5% 9/1/22	800,000	913,184
5% 9/1/32	4,000,000	4,252,360
5% 9/1/38	5,400,000	5,655,852
5% 11/15/43	1,640,000	1,752,799
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2013:
5% 11/15/24	$ 1,115,000	$ 1,296,344
5% 11/15/27	400,000	454,556
5% 5/15/43	3,700,000	3,889,292
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,036,290
Series 2006:
5% 1/1/19	1,500,000	1,671,570
5.5% 1/1/31	1,000,000	1,150,040
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	994,860
5% 1/1/23 (FSA Insured)	2,100,000	2,289,714
Series 2012 A, 5% 1/1/33	1,700,000	1,806,964
Series 2012:
5% 8/1/19	900,000	1,010,628
5% 8/1/21	740,000	832,544
5% 3/1/23	1,500,000	1,658,430
5% 8/1/23	1,675,000	1,869,350
5% 3/1/36	1,000,000	1,060,270
Series 2013, 5.5% 7/1/38	2,000,000	2,193,020
Series 2014:
5% 2/1/23	1,850,000	2,062,454
5.25% 2/1/29	3,900,000	4,301,739
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,315,953
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,101,900
5.25% 5/15/32 (FSA Insured)	590,000	650,121
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,689,515
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (Pre-Refunded to 6/15/15 @ 100)	3,000,000	3,088,470
Series 2010, 5% 6/15/15	4,300,000	4,426,807
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38	20,000,000	22,052,000
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,440,838
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	991,353
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	$ 2,260,000	$ 1,984,777
0% 11/1/20 (FSA Insured)	3,850,000	3,240,237
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,021,859
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	910,000	871,289
0% 12/1/17 (Escrowed to Maturity)	90,000	87,765
6.5% 1/1/20 (AMBAC Insured)	310,000	381,936
6.5% 1/1/20 (Escrowed to Maturity)	535,000	675,416
6.5% 1/1/20 (Escrowed to Maturity)	55,000	69,435
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	257,111
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	823,662
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,805,810
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,047,730
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,152,048
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,024,494
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	3,912,510
0% 6/15/44 (FSA Insured)	19,125,000	4,587,514
0% 6/15/45 (FSA Insured)	12,145,000	2,776,104
0% 6/15/46 (FSA Insured)	2,335,000	503,916
0% 6/15/47 (FSA Insured)	5,660,000	1,159,960
Series 2012 B:
0% 12/15/41	4,600,000	1,257,962
0% 12/15/51	5,900,000	916,919
5% 6/15/52	7,100,000	7,571,227
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,167,180
0% 6/15/15	2,760,000	2,746,393
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,882,474
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/15 (Escrowed to Maturity)	$ 605,000	$ 604,189
0% 6/15/16 (Escrowed to Maturity)	475,000	471,799
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,103,524
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,016,421
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Pre-Refunded to 12/1/14 @ 100)	1,900,000	1,906,745
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,789,280
Series 2009 A, 5.75% 4/1/38	4,870,000	5,605,273
Series 2010 A:
5% 4/1/25	1,700,000	1,962,871
5.25% 4/1/30	1,020,000	1,183,924
Series 2013:
6% 10/1/42	1,935,000	2,191,465
6.25% 10/1/38	1,900,000	2,203,658
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	505,000	504,990
0% 11/1/16 (Escrowed to Maturity)	420,000	416,098
0% 11/1/16 (FSA Insured)	1,280,000	1,256,102
0% 11/1/18 (Escrowed to Maturity)	945,000	909,941
0% 11/1/18 (FSA Insured)	4,085,000	3,836,428
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,214,045
0% 11/1/19 (FSA Insured)	8,310,000	7,558,111
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (Escrowed to Maturity)	1,605,000	1,604,422
0% 1/1/15 (FSA Insured)	2,675,000	2,667,938
		449,079,290
Indiana - 2.6%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,368,005
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,112,290
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,082,340
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,681,587
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	$ 3,540,000	$ 3,857,857
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	1,000,000	1,009,460
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,892,887
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,884,314
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,123,570
5% 3/1/30	500,000	548,050
5% 3/1/41	2,590,000	2,774,926
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,722,256
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,352,650
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,800,000	2,857,120
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	954,176
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	1,010,276
5% 10/1/37	1,700,000	1,921,068
Series 2014 A:
5% 10/1/25	1,200,000	1,448,892
5% 10/1/26	1,750,000	2,094,383
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,084,338
Series 2011 A, 5.25% 10/1/26	1,000,000	1,171,320
Series 2011 B, 5% 10/1/41	2,000,000	2,172,340
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	966,720
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,116,120
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,063,059
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,726,275
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,077,380
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,804,250
5% 1/15/30	4,300,000	4,920,490
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,410,100
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	766,423
		71,974,922
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	650,930
Lawrence Hosp. Rev. Series 2006, 5.25% 7/1/15	200,000	206,504
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,807,254
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	400,000	449,108
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,130,850
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,591,765
		8,836,411
Kentucky - 0.3%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,301,462
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,709,742
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,462,310
5.75% 10/1/38	3,105,000	3,561,249
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,146,180
		9,180,943
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	$ 800,000	$ 933,952
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,611,030
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,135,382
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,340
Series 2012:
5% 12/1/24	2,455,000	2,741,204
5% 12/1/25	2,400,000	2,670,816
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,943,700
5.5% 5/15/29	5,000,000	5,597,400
		22,676,824
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,983,222
Maine Tpk. Auth. Tpk. Rev. Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,167,986
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,628,685
		4,779,893
Maryland - 0.4%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,063,040
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	1,965,521
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	480,000	495,398
6% 1/1/38	4,200,000	4,592,364
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,137,499
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,435,728
Series 2010, 5.625% 7/1/30	1,100,000	1,152,173
		11,841,723
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	$ 1,000,000	$ 1,193,780
4% 11/15/17	3,200,000	3,201,376
5.5% 7/1/44	2,600,000	2,812,212
Massachusetts Gen. Oblig. Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,103,861
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,089,660
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,113,760
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,189,600
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,890,000	3,223,593
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,112,726
		23,040,568
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,725,915
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	887,896
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,334,523
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,650
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,635,195
7% 7/1/36 (FSA Insured)	1,400,000	1,583,232
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,212,516
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,186,900
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	863,920
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,507,790
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,129,810
5.5% 10/15/45	2,000,000	2,244,660
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	$ 2,350,000	$ 2,299,593
5% 6/1/20	750,000	853,643
5% 6/1/27	1,100,000	1,183,875
5% 6/1/39	2,400,000	2,463,816
Series 2012:
5% 11/15/36	1,300,000	1,413,620
5% 11/15/42	2,950,000	3,176,000
Series 2013, 5% 8/15/29	3,865,000	4,365,131
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,063,879
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,237,560
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,456,845
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,105,465
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,849,768
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,946,297
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,150,317
South Redford School District Series 2005, 5% 5/1/22 (Pre-Refunded to 5/1/15 @ 100)	1,575,000	1,612,469
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,516,998
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,368,805
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,022,990
		68,431,078
Minnesota - 1.1%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,822,239
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,052,100
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,663,163
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,161,510
Minnesota Gen. Oblig.:
5% 8/1/22	1,960,000	2,188,222
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	44,739
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,393,210
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	714,504
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,159,258
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,366,684
Series 2009, 5.75% 7/1/39	6,690,000	7,477,346
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,051,800
		31,094,775
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,545,870
Missouri - 0.1%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	439,980
5% 9/1/21	295,000	338,701
5% 9/1/22	500,000	573,075
5% 9/1/23	400,000	458,260
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,117,790
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,348
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	970,935
		4,024,089
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.657% 12/1/17 (d)	1,000,000	972,760
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/24	1,080,000	1,199,534
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev.: - continued
6% 8/15/24 (Pre-Refunded to 8/15/17 @ 100)	$ 835,000	$ 958,271
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,853,348
		5,983,913
Nevada - 0.7%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,615,418
5.625% 7/1/32	10,730,000	12,439,718
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,222,582
Series 2012 B, 5% 6/1/42	3,260,000	3,628,576
		19,906,294
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,243,070
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,305,226
Series 2012:
4% 7/1/23	1,000,000	1,040,790
4% 7/1/32	900,000	879,876
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,366,619
5% 2/1/20	1,300,000	1,519,102
		12,354,683
New Jersey - 1.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	633,360
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,693,455
5.25% 6/15/28	1,000,000	1,117,190
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	609,750
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,016,650
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	813,320
Series 2011 EE, 5% 9/1/20	4,650,000	5,341,269
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2012, 5% 6/15/21	$ 1,600,000	$ 1,854,992
Series 2013:
5% 3/1/23	4,500,000	5,084,010
5% 3/1/24	6,200,000	6,999,800
5% 3/1/25	700,000	783,251
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	34,984
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,106,704
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,569,477
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	470,976
Series 2008 A, 0% 12/15/35	24,090,000	8,868,493
		40,997,681
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,406,890
New York - 9.2%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,002,776
New York City Gen. Oblig.:
Series 2005 F1:
5% 9/1/25	50,000	51,890
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	3,066,525
Series 2005 G, 5% 8/1/15	2,800,000	2,900,660
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,499,244
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,127,730
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,175,670
Series 2012 A1, 5% 8/1/24	2,720,000	3,230,082
Series 2012 F, 5% 8/1/24	10,525,000	12,402,029
Series 2012 G1, 5% 4/1/25	5,040,000	5,939,086
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,192,257
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,075,490
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,032,470
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	6,226,308
Series 2009 CC, 5% 6/15/34	3,585,000	3,953,861
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 EE, 5.25% 6/15/40	$ 3,300,000	$ 3,738,966
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,513,568
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,691,998
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,426,881
Series 2013 EE, 5% 6/15/47	11,710,000	13,070,351
Series 2014 CC, 5% 6/15/47	5,800,000	6,540,022
Series 2015 AA, 5% 6/15/44	8,900,000	10,058,869
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,468,664
6% 7/15/38	13,000,000	15,109,770
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,354,930
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,365,540
5.75% 1/15/39	2,500,000	2,873,125
Series S1:
5% 7/15/24	2,000,000	2,392,780
5% 7/15/27	2,000,000	2,343,360
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,706,340
4% 5/15/22	5,000,000	5,688,100
5% 5/15/23	2,000,000	2,417,360
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	3,900,000	4,237,272
Series 2008 B, 5.75% 3/15/36	5,500,000	6,417,235
Series 2009 A, 5% 2/15/34 (Pre-Refunded to 2/15/34 @ 100)	1,750,000	1,977,990
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	400,000	433,556
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,547,650
Series 2008 A, 5.25% 11/15/36	4,600,000	5,074,168
Series 2008 C, 6.5% 11/15/28	3,600,000	4,357,512
Series 2012 D, 5% 11/15/25	9,500,000	11,286,095
Series 2012 F, 5% 11/15/24	4,600,000	5,483,338
Series 2014 B, 5.25% 11/15/44	2,215,000	2,517,126
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	$ 4,000,000	$ 4,454,720
5% 1/1/26	2,500,000	2,776,000
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,246,980
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,086,390
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	2,036,883
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	4,000,000	4,447,480
5% 6/1/17	3,600,000	4,002,732
Series 2013 B:
5% 6/1/20	4,600,000	4,927,520
5% 6/1/21	2,000,000	2,140,440
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,411,201
		252,498,990
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,171,900
5% 7/1/22	1,965,000	2,293,568
5% 7/1/23	2,075,000	2,419,554
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,315,776
Series 2012, 5% 11/1/41	1,630,000	1,765,274
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,730,000	4,204,158
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,053,469
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,127,550
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,261,775
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,650,795
		22,263,819
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,614,210
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,928,660
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,093,936
		6,636,806
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	978,795
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,594,815
5% 6/1/17	1,755,000	1,920,128
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,251,015
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,227,240
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,312,700
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,776,250
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,329,324
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,411,484
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	7,900,000	8,400,386
Series 2009 C, 5.625% 6/1/18	700,000	783,202
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,681,942
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,282,520
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,545,341
		39,495,142
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,982,100
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,038,320
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,307,840
5.5% 8/15/22	2,400,000	2,750,280
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,949,619
Series 2012:
5% 2/15/21	955,000	1,121,361
5% 2/15/24	1,800,000	2,078,244
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38 (c)	3,705,000	4,196,728
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,316,583
		26,741,075
Oregon - 0.2%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,228,320
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	778,214
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,162,290
		4,168,824
Pennsylvania - 1.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,153,980
5% 8/15/20	3,000,000	3,507,960
Annville-Cleona School District:
5.5% 3/1/21	345,000	349,940
5.5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	855,000	869,783
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	3,400,000	3,456,882
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,192,330
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	$ 1,700,000	$ 1,911,820
5% 1/1/23	1,000,000	1,052,260
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	463,268
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,052,155
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,605,730
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/23	2,160,000	2,439,504
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	772,975
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,550
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,305
Ninth Series, 5.25% 8/1/40	3,800,000	4,300,992
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,280,033
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,809,600
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,113,990
Philadelphia School District:
Series 2005 A, 5% 8/1/22	285,000	293,217
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	15,000	15,529
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,167,120
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,170,650
		35,631,573
South Carolina - 4.0%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,119,100
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,000,130
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,080,750
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,022,542
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,285,062
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,854,680
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	3,032,100
Series 2012 C:
5% 12/1/15	3,220,000	3,384,381
5% 12/1/18	7,000,000	8,084,230
Series 2013 E, 5.5% 12/1/53	14,000,000	15,857,380
Series 2014 A:
5% 12/1/49	29,450,000	32,387,025
5.5% 12/1/54	14,200,000	16,060,626
Series 2014 C, 5% 12/1/46	17,500,000	19,397,875
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,804,809
		110,370,690
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,547,950
Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/15	2,525,000	2,634,863
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,656,615
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,784,133
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	935,000	980,319
		7,055,930
Texas - 9.9%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,157,000
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,733,910
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bastrop Independent School District Series 2007:
5.25% 2/15/37	$ 1,000,000	$ 1,078,260
5.25% 2/15/42	3,255,000	3,496,847
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,873,895
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,446,052
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,125,400
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,834,746
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,226,440
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,939,920
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,620,026
Crowley Independent School District Series 2006, 5.25% 8/1/33 (Pre-Refunded to 8/1/16 @ 100)	500,000	542,710
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,348,656
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,625,925
Series 2010 A, 5% 11/1/42	5,200,000	5,775,224
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	591,425
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,426,240
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,086,510
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,065,341
Granbury Independent School District 0% 8/1/19	1,000,000	936,020
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	29,766,356
5.25% 10/1/51	24,800,000	27,653,240
5.5% 4/1/53	2,300,000	2,525,515
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,628,220
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,804,428
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,701,937
5% 7/1/26	3,000,000	3,475,050
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (d)	$ 3,800,000	$ 3,846,436
Series 2005 A, 0% 2/15/16	2,800,000	2,785,384
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	652,302
Lewisville Independent School District 0% 8/15/18	1,025,000	984,502
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,050,020
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	105,000	107,557
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	15,000	15,441
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	30,889
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,107,275
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,791,400
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (Pre-Refunded to 2/15/15 @ 100)	1,260,000	1,277,035
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,351,311
Mansfield Independent School District 5.5% 2/15/17	15,000	15,058
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,444,848
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,298,379
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,011,380
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,133,610
5% 6/1/25	2,100,000	2,376,633
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,060
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,007,570
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,294,250
Series 2008 A:
6% 1/1/24	1,000,000	1,128,910
6% 1/1/25	6,000,000	6,771,480
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	$ 1,700,000	$ 2,055,300
Series 2009 A, 6.25% 1/1/39	3,000,000	3,477,300
Series 2011 A:
5.5% 9/1/41	5,370,000	6,260,883
6% 9/1/41	2,100,000	2,548,014
Series 2011 D, 5% 9/1/28	4,700,000	5,451,812
Prosper Independent School District Series 2007, 5.375% 8/15/33	2,400,000	2,634,816
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	220,000	234,082
5.25% 2/15/37	580,000	609,157
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	685,248
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,114,930
Series 2012, 5.25% 2/1/25	1,600,000	2,021,680
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,175,749
5% 5/15/26	7,000,000	8,241,310
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,795,818
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,505,024
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,079,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,078,820
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	1,015,341
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,032,960
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,769,505
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	1,020,000	1,112,137
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	2,375,000	2,419,959
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	55,000	56,019
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
5% 4/1/25	$ 1,370,000	$ 1,555,484
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	148,448
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,333,846
0% 9/1/16 (Escrowed to Maturity)	15,000	14,872
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,990,211
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,516,745
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,476,438
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	1,200,000	1,202,724
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25	1,200,000	1,316,508
5% 4/1/26	1,525,000	1,671,141
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,117,800
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	2,085,000	2,245,399
Waller Independent School District 5.5% 2/15/33	5,100,000	5,656,563
		273,663,766
Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,931,597
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,988,079
		3,919,676
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,214,106
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,234,184
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	796,788
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	$ 135,000	$ 136,022
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	960,000	966,653
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,300,690
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,684,368
Series 2009, 5.25% 1/1/42	1,000,000	1,125,970
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,532,888
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,073,930
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,522,800
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,645,450
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,031,970
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,421,400
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,211,140
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,777,305
Series 2010 A, 5.25% 8/15/20	2,325,000	2,692,885
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,275,912
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,672,500
Series 2012 A, 5% 10/1/24	6,700,000	7,910,422
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,519,858
		69,298,951
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,462,773
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,080,000
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A:
4% 10/1/44	$ 1,500,000	$ 1,540,755
5% 10/1/44	2,900,000	3,282,162
		7,365,690
Wisconsin - 0.5%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,063,240
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,089,980
5.75% 7/1/30	1,000,000	1,122,670
Series 2013 B:
5% 7/1/26	750,000	854,370
5% 7/1/36	1,900,000	2,062,374
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,257,100
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,042,210
Series 2012:
5% 10/1/24	1,400,000	1,636,502
5% 8/15/32	1,000,000	1,127,430
5% 6/1/39	390,000	424,281
		12,680,157
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,905,968
TOTAL MUNICIPAL BONDS (Cost $2,351,014,241)		2,542,870,534
Municipal Notes - 0.2%
	Principal Amount	Value
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $3,866,680)	$ 3,600,000	$ 3,983,400
TOTAL INVESTMENT PORTFOLIO - 92.3% (Cost $2,354,880,921)		2,546,853,934
NET OTHER ASSETS (LIABILITIES) - 7.7%		213,960,235
NET ASSETS - 100%		$ 2,760,814,169
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $2,355,059,653. Net unrealized appreciation aggregated $191,794,281, of which $195,457,555 related to appreciated investment securities and $3,663,274 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014